RELATED PARTIES - Schedule of Other Related Party Transactions (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
RELATED PARTIES - Schedule of Other Related Party Transactions (Details) [Line Items]
Loan to a director of a subsidiary and a minor shareholder of the Company	[1]	$ 2,767,916	$ 0
Prepayment to a related party		546,559	89,446
Upkeeping and maintenance service provided by a related party and payable to a related party		179,827	0
Payment made on behalf by the Company of a related party		246,357	34,837
Landscape crew outsourcing service provided to a related party and receivable from a related party		2,691	24,144
Outdoor landscape service provided by a related party and payable to a related party		14,386	(211)
Back charged lease payment to a related party		8,590	0
Payment made on behalf by a related party of the Company		24,124	$ 0
Total for all related parties [Member]
RELATED PARTIES - Schedule of Other Related Party Transactions (Details) [Line Items]
Loan to a director of a subsidiary and a minor shareholder of the Company	[1]	2,767,916		$ 0
Prepayment to a related party		802,434		380,433
Upkeeping and maintenance service provided by a related party and payable to a related party		(151,640)		0
Payment made on behalf by the Company of a related party		141,052		114,004
Landscape crew outsourcing service provided to a related party and receivable from a related party		4,750		5,775
Outdoor landscape service provided by a related party and payable to a related party		(14,216)		(11,934)
Back charged lease payment to a related party		9,904		1,425
Payment made on behalf by a related party of the Company		$ (23,840)		$ 0

[1]	The balance represents a loan to a director and shareholder of a subsidiary who is also a minor shareholder of the Company, amounting to S$3,582,514 ($2,767,916), which is interest-bearing at 7% per annum, granted on June 9, 2026 and repayable in a lump sum at the end of the one-year loan period.